PRINCIPAL ACTIVITIES AND ORGANIZATION - Additional Information (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
VIE's Registered Capital	¥ 33,797	¥ 33,797
Exclusive Service Agreement [Member]
VIE's Agreement Term	10 years
Equity Interest Pledge Agreements [Member]
VIE's Equity Investment Percentage	100.00%